Document and Entity Information	Oct. 11, 2023
Cover [Abstract]
Document Type	8-K12G3
Document Period End Date	Oct. 11, 2023
Entity Registrant Name	Ambrx Biopharma, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	333-274230
Entity Tax Identification Number	93-2892120
Entity Address, Address Line One	10975 North Torrey Pines Road
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	875-2400
Entity Information, Former Legal or Registered Name	New Ambrx Biopharma Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value US $0.0001 per share
Trading Symbol	AMAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001990550
Amendment Flag	false